Document and Entity Information	Jul. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000766421
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	ALASKA AIR GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8957
Entity Tax Identification Number	91-1292054
Entity Address, Address Line One	19300 International Boulevard Seattle Washington
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98188
City Area Code	(206)
Local Phone Number	392-5040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	ALK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false